UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
September 1, 2017 to September 30, 2017

Commission File Number of issuing entity: 333-171684-03

Central Index Key Number of issuing entity: 0001583965

Capital Auto Receivables Asset Trust 2013-3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171684

Central Index Key Number of depositor: 0000893958

Capital Auto Receivables LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000040729

Ally Financial Inc.
(Exact name of sponsor as specified in its charter)

Elliot Kahan
(866) 710-4623
(Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE	38-7097835
(State or other jurisdiction of incorporation or organization of the	(I.R.S. Employer Identification No.)
issuing entity)

Capital Auto Receivables LLC	48226
500 Woodward Avenue, Detroit, Michigan	(Zip Code)
(Address of principal executive offices of the issuing entity)

(866) 710-4623
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Class A-1a			X
Class A-1b			X
Class A-2			X
Class A-3			X
Class A-4			X
Class B			X
Class C			X
Class D			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Securityholder.

Item 1121(c) of Regulation AB.  Repurchases and Replacements
No activity to report for the Monthly Period from September 1, 2017 to September 30, 2017 as required by Item 1121(c) of Regulation AB.
Date of most recent Form ABS-15G: February 8, 2017
Central Index Key (CIK) of Securitizer: 0000893958

Item 1A. Asset-Level Information
Not Applicable.

Item 1B. Asset Representations Reviewer and Investor Communication
Not Applicable.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds
None.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to a Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Change in Sponsor Interest in the Securities
On September 15, 2017, Capital Auto Receivables LLC (the “Depositor”) repurchased the Certificate issued by Capital Auto Receivables Asset Trust 2013-3 (the “Issuing Entity”), which had been previously sold by a wholly-owned special purpose subsidiary of the Depositor (the “Transferor”) on December 20, 2016 pursuant to the terms of a Master Repurchase Agreement, dated as of December 20, 2016, between the Transferor and a Qualified Institutional Buyer within the meaning of Rule 144A of the Securities Act.  The Certificate was originally issued by the Issuing Entity pursuant to a Trust Agreement, dated as of August 21, 2013, between the Depositor and BNY Mellon Trust of Delaware, as owner trustee, and was initially retained by the Depositor on August 21, 2013

Item 8. Significant Enhancement Provider Information
None.

Item 9. Other Information
None.

Item 10. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from September 1, 2017 to September 30, 2017

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Capital Auto Receivables Asset Trust 2013-3
(Issuing Entity)

by: Ally Financial Inc.
(Servicer, not in its individual capacity but
solely as Servicer on behalf of the Issuing Entity)

/s/ David J DeBrunner
David J DeBrunner,
Vice President, Controller
and Chief Accounting Officer

Date: October 27, 2017

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from September 1, 2017 to September 30, 2017